FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2019
FINANCIAL INSTRUMENTS
Schedule of financial instruments

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	$	$	$	$
As at September 30, 2019

Financial Assets Long-term investments	50,000	28,523	—	78,523

As at December 31, 2018

Financial Assets Long-term investments	166,667	115,842	—	282,509